Stockholders' equity (Detail Textuals 4) (USD $)	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 01, 2012
Stockholders Equity Note [Line Items]
Shares issued for services			$ 587,000				$ 1,043,557	$ 75,800
Research and Development Expense	641,839	618,869	992,922	1,216,359	1,925,635	1,745,164	2,342,654	1,550,490
General and Administrative Expense	500,753	966,923	1,756,859	2,574,757	1,601,982	2,344,473	3,952,307	1,154,604
Stock Option Expense			306,165	522,930			1,103,209	272,594
Share-Based Compensation			893,665	1,520,487	323,358	1,246,353	2,146,766	1,130,240
Consulting agreement
Stockholders Equity Note [Line Items]
Stock agreed to issue a month pursuant to consulting agreement									20,000
Shares issued for services, shares				100,000				140,000
Shares issued for services			587,500	997,557			1,043,557	75,800
Expenses on shares issued to consulting agreement				142,557			142,557	75,800
Additional stock issued pursuant to consulting agreement			500,000	475,000			615,000
Additional expenses on shares issued to consulting agreement			587,500	855,000			901,000
Research and Development Expense			144,587	309,136			568,725	1,130,240
General and Administrative Expense			749,078	1,211,351			1,578,041	383,884
Stock Option Expense			306,165	522,930
Share-Based Compensation			893,665	1,520,487			2,146,766	1,130,240
Fair value of the shares from the trust								$ 781,846